Taxation (Tables)	6 Months Ended
Jun. 30, 2025
Taxation [Abstract]
Schedule of Reconciliation Statutory Income Tax Rate

The following table sets forth reconciliation between the statutory income tax rate and the effective tax rates:

	For the six months ended June 30,
	2025	2024
Statutory income tax rate in PRC	25.0%	25.0%
Tax effect of non-deductible items	(0.6)%	-
Tax effect of undeclared expenses	-	(4.1)%
Tax effect of fair value changes	2.5%	-
Tax effect of income tax rate differences in jurisdictions other than the PRC	(49.1)%	(2.3)%
Tax effect of net operating loss not applicable to carryforwards	(24.1)%	4.2%
Change in valuation allowance	46.3%	(22.8)%
Effective tax rate	-	-